DIRECT OPERATING COSTS	6 Months Ended
Jun. 30, 2025
Direct Operating Costs [Abstract]
DIRECT OPERATING COSTS	DIRECT OPERATING COSTS
Direct operating costs are costs incurred to earn revenue and include all attributable expenses. The following table lists direct operating costs for the three and six-month periods ended June 30, 2025, and 2024.

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2025	2024	2025	2024
Depreciation and amortization	$153	$191	$348	$386
Transportation and distribution	62	50	134	101
Compensation	41	38	80	73
Operations and maintenance	35	37	70	79
Cost of inventory	—	—	—	2
Other	12	13	26	27
Total	$303	$329	$658	$668